Revenue - Disaggregation of Revenue (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 128,534	$ 89,151	$ 354,490	$ 245,521	$ 337,525	$ 242,142
United States
Disaggregation of Revenue [Line Items]
Total revenues	118,721	82,368	325,179	227,152	310,472	230,560
International
Disaggregation of Revenue [Line Items]
Total revenues	9,813	6,783	29,311	18,369	27,053	11,582
Point in time
Disaggregation of Revenue [Line Items]
Total revenues	13,743	12,953	37,324	34,891	45,589	21,968
Over time
Disaggregation of Revenue [Line Items]
Total revenues	$ 114,791	$ 76,198	$ 317,166	$ 210,630	$ 291,936	$ 220,174